OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

April 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Integrity Funds
On behalf of Oppenheimer Core Bond Fund
(002-76547; 811-03420)
Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the “Securities Act), on behalf of Oppenheimer Integrity Funds (the “Registrant”), with respect to its series: Oppenheimer Core Bond Fund (the “Fund”). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to Registrant’s prospectus on April 7, 2017 (SEC Accession No. 0000728889-17-000770).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Taylor V. Edwards

Senior Vice President & Managing Counsel

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

212-323-4091

tedwards@ofiglobal.com

Sincerely,

/s/ Mary A. Johner
Mary A. Johner
Paralegal